Risk management - Non-performing Loans: outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Retail Benelux
Non performing Loans [line items]
Increase (decrease) in financial assets	€ (200)
Retail Challengers & Growth Markets
Non performing Loans [line items]
Increase (decrease) in financial assets	(400)
Wholesale Banking
Non performing Loans [line items]
Increase (decrease) in financial assets	(300)
Financial assets past due but not impaired
Non performing Loans [line items]
Financial assets	11,653	€ 11,653	€ 11,691
Financial assets past due but not impaired | Retail Benelux
Non performing Loans [line items]
Financial assets		4,583	4,759
Financial assets past due but not impaired | Netherlands
Non performing Loans [line items]
Financial assets	1,586		1,742
Financial assets past due but not impaired | Belgium
Non performing Loans [line items]
Financial assets	3,153		3,312
Financial assets past due but not impaired | Germany
Non performing Loans [line items]
Financial assets	1,114		899
Financial assets past due but not impaired | Poland
Non performing Loans [line items]
Financial assets	929		710
Financial assets past due but not impaired | Spain
Non performing Loans [line items]
Financial assets	293		246
Financial assets past due but not impaired | United Kingdom
Non performing Loans [line items]
Financial assets	165		344
Financial assets past due but not impaired | France
Non performing Loans [line items]
Financial assets	124		196
Financial assets past due but not impaired | Luxembourg
Non performing Loans [line items]
Financial assets	162		145
Financial assets past due but not impaired | Rest of Europe
Non performing Loans [line items]
Financial assets	1,193		1,578
Financial assets past due but not impaired | America
Non performing Loans [line items]
Financial assets	1,210		654
Financial assets past due but not impaired | Asia
Non performing Loans [line items]
Financial assets	1,050		1,324
Financial assets past due but not impaired | Australia
Non performing Loans [line items]
Financial assets	403		470
Financial assets past due but not impaired | Africa
Non performing Loans [line items]
Financial assets	272		72
Financial assets past due but not impaired | Private Individuals
Non performing Loans [line items]
Financial assets	4,419	4,419	4,129
Financial assets past due but not impaired | Private Individuals | Retail Benelux
Non performing Loans [line items]
Financial assets		2,210	2,174
Financial assets past due but not impaired | Private Individuals | Netherlands
Non performing Loans [line items]
Financial assets	609		574
Financial assets past due but not impaired | Private Individuals | Belgium
Non performing Loans [line items]
Financial assets	1,535		1,538
Financial assets past due but not impaired | Private Individuals | Germany
Non performing Loans [line items]
Financial assets	885		739
Financial assets past due but not impaired | Private Individuals | Poland
Non performing Loans [line items]
Financial assets	225		185
Financial assets past due but not impaired | Private Individuals | Spain
Non performing Loans [line items]
Financial assets	235		194
Financial assets past due but not impaired | Private Individuals | United Kingdom
Non performing Loans [line items]
Financial assets	3		4
Financial assets past due but not impaired | Private Individuals | France
Non performing Loans [line items]
Financial assets	8		11
Financial assets past due but not impaired | Private Individuals | Luxembourg
Non performing Loans [line items]
Financial assets	45		36
Financial assets past due but not impaired | Private Individuals | Rest of Europe
Non performing Loans [line items]
Financial assets	489		470
Financial assets past due but not impaired | Private Individuals | America
Non performing Loans [line items]
Financial assets	2		3
Financial assets past due but not impaired | Private Individuals | Asia
Non performing Loans [line items]
Financial assets	2		4
Financial assets past due but not impaired | Private Individuals | Australia
Non performing Loans [line items]
Financial assets	380		370
Financial assets past due but not impaired | Private Individuals | Africa
Non performing Loans [line items]
Financial assets	1		1
Financial assets past due but not impaired | Natural Resources
Non performing Loans [line items]
Financial assets	754	754	1,421
Financial assets past due but not impaired | Natural Resources | Retail Benelux
Non performing Loans [line items]
Financial assets		60	34
Financial assets past due but not impaired | Natural Resources | Netherlands
Non performing Loans [line items]
Financial assets	30		57
Financial assets past due but not impaired | Natural Resources | Belgium
Non performing Loans [line items]
Financial assets	60		33
Financial assets past due but not impaired | Natural Resources | Germany
Non performing Loans [line items]
Financial assets	1
Financial assets past due but not impaired | Natural Resources | Poland
Non performing Loans [line items]
Financial assets	23		14
Financial assets past due but not impaired | Natural Resources | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Natural Resources | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Natural Resources | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Natural Resources | Luxembourg
Non performing Loans [line items]
Financial assets	55		53
Financial assets past due but not impaired | Natural Resources | Rest of Europe
Non performing Loans [line items]
Financial assets	164		432
Financial assets past due but not impaired | Natural Resources | America
Non performing Loans [line items]
Financial assets	31		77
Financial assets past due but not impaired | Natural Resources | Asia
Non performing Loans [line items]
Financial assets	369		649
Financial assets past due but not impaired | Natural Resources | Australia
Non performing Loans [line items]
Financial assets			85
Financial assets past due but not impaired | Natural Resources | Africa
Non performing Loans [line items]
Financial assets	20		21
Financial assets past due but not impaired | Food, Beverages & Personal Care
Non performing Loans [line items]
Financial assets	1,085	1,085	1,233
Financial assets past due but not impaired | Food, Beverages & Personal Care | Retail Benelux
Non performing Loans [line items]
Financial assets		363	438
Financial assets past due but not impaired | Food, Beverages & Personal Care | Netherlands
Non performing Loans [line items]
Financial assets	281		310
Financial assets past due but not impaired | Food, Beverages & Personal Care | Belgium
Non performing Loans [line items]
Financial assets	157		179
Financial assets past due but not impaired | Food, Beverages & Personal Care | Germany
Non performing Loans [line items]
Financial assets	1		24
Financial assets past due but not impaired | Food, Beverages & Personal Care | Poland
Non performing Loans [line items]
Financial assets	131		109
Financial assets past due but not impaired | Food, Beverages & Personal Care | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Food, Beverages & Personal Care | United Kingdom
Non performing Loans [line items]
Financial assets	139		173
Financial assets past due but not impaired | Food, Beverages & Personal Care | France
Non performing Loans [line items]
Financial assets	7		7
Financial assets past due but not impaired | Food, Beverages & Personal Care | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Food, Beverages & Personal Care | Rest of Europe
Non performing Loans [line items]
Financial assets	158		228
Financial assets past due but not impaired | Food, Beverages & Personal Care | America
Non performing Loans [line items]
Financial assets	82		77
Financial assets past due but not impaired | Food, Beverages & Personal Care | Asia
Non performing Loans [line items]
Financial assets	128		126
Financial assets past due but not impaired | Food, Beverages & Personal Care | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Food, Beverages & Personal Care | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Transportation & Logistics
Non performing Loans [line items]
Financial assets	572	572	583
Financial assets past due but not impaired | Transportation & Logistics | Retail Benelux
Non performing Loans [line items]
Financial assets		69	165
Financial assets past due but not impaired | Transportation & Logistics | Netherlands
Non performing Loans [line items]
Financial assets	110		232
Financial assets past due but not impaired | Transportation & Logistics | Belgium
Non performing Loans [line items]
Financial assets	50		58
Financial assets past due but not impaired | Transportation & Logistics | Germany
Non performing Loans [line items]
Financial assets	2		1
Financial assets past due but not impaired | Transportation & Logistics | Poland
Non performing Loans [line items]
Financial assets	51		36
Financial assets past due but not impaired | Transportation & Logistics | Spain
Non performing Loans [line items]
Financial assets	47		47
Financial assets past due but not impaired | Transportation & Logistics | United Kingdom
Non performing Loans [line items]
Financial assets	20		20
Financial assets past due but not impaired | Transportation & Logistics | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Transportation & Logistics | Luxembourg
Non performing Loans [line items]
Financial assets	1		2
Financial assets past due but not impaired | Transportation & Logistics | Rest of Europe
Non performing Loans [line items]
Financial assets	168		154
Financial assets past due but not impaired | Transportation & Logistics | America
Non performing Loans [line items]
Financial assets	49		24
Financial assets past due but not impaired | Transportation & Logistics | Asia
Non performing Loans [line items]
Financial assets	1		7
Financial assets past due but not impaired | Transportation & Logistics | Australia
Non performing Loans [line items]
Financial assets	2		1
Financial assets past due but not impaired | Transportation & Logistics | Africa
Non performing Loans [line items]
Financial assets	72
Financial assets past due but not impaired | Services
Non performing Loans [line items]
Financial assets	582	582	628
Financial assets past due but not impaired | Services | Retail Benelux
Non performing Loans [line items]
Financial assets		415	448
Financial assets past due but not impaired | Services | Netherlands
Non performing Loans [line items]
Financial assets	121		136
Financial assets past due but not impaired | Services | Belgium
Non performing Loans [line items]
Financial assets	342		375
Financial assets past due but not impaired | Services | Germany
Non performing Loans [line items]
Financial assets	2		2
Financial assets past due but not impaired | Services | Poland
Non performing Loans [line items]
Financial assets	55		43
Financial assets past due but not impaired | Services | Spain
Non performing Loans [line items]
Financial assets	2		5
Financial assets past due but not impaired | Services | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Services | France
Non performing Loans [line items]
Financial assets	3		3
Financial assets past due but not impaired | Services | Luxembourg
Non performing Loans [line items]
Financial assets	8		2
Financial assets past due but not impaired | Services | Rest of Europe
Non performing Loans [line items]
Financial assets	13		21
Financial assets past due but not impaired | Services | America
Non performing Loans [line items]
Financial assets	37		40
Financial assets past due but not impaired | Services | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Services | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Services | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Real Estate
Non performing Loans [line items]
Financial assets	1,053	1,053	712
Financial assets past due but not impaired | Real Estate | Retail Benelux
Non performing Loans [line items]
Financial assets		398	486
Financial assets past due but not impaired | Real Estate | Netherlands
Non performing Loans [line items]
Financial assets	40		89
Financial assets past due but not impaired | Real Estate | Belgium
Non performing Loans [line items]
Financial assets	297		376
Financial assets past due but not impaired | Real Estate | Germany
Non performing Loans [line items]
Financial assets	53
Financial assets past due but not impaired | Real Estate | Poland
Non performing Loans [line items]
Financial assets	55		54
Financial assets past due but not impaired | Real Estate | Spain
Non performing Loans [line items]
Financial assets	9
Financial assets past due but not impaired | Real Estate | United Kingdom
Non performing Loans [line items]
Financial assets			84
Financial assets past due but not impaired | Real Estate | France
Non performing Loans [line items]
Financial assets	36		25
Financial assets past due but not impaired | Real Estate | Luxembourg
Non performing Loans [line items]
Financial assets	16		19
Financial assets past due but not impaired | Real Estate | Rest of Europe
Non performing Loans [line items]
Financial assets	7		7
Financial assets past due but not impaired | Real Estate | America
Non performing Loans [line items]
Financial assets	519		47
Financial assets past due but not impaired | Real Estate | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Real Estate | Australia
Non performing Loans [line items]
Financial assets	21		11
Financial assets past due but not impaired | Real Estate | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries
Non performing Loans [line items]
Financial assets	497	497	482
Financial assets past due but not impaired | General Industries | Retail Benelux
Non performing Loans [line items]
Financial assets		270	268
Financial assets past due but not impaired | General Industries | Netherlands
Non performing Loans [line items]
Financial assets	145		127
Financial assets past due but not impaired | General Industries | Belgium
Non performing Loans [line items]
Financial assets	127		142
Financial assets past due but not impaired | General Industries | Germany
Non performing Loans [line items]
Financial assets	49		17
Financial assets past due but not impaired | General Industries | Poland
Non performing Loans [line items]
Financial assets	99		78
Financial assets past due but not impaired | General Industries | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries | France
Non performing Loans [line items]
Financial assets	2		31
Financial assets past due but not impaired | General Industries | Luxembourg
Non performing Loans [line items]
Financial assets	7		2
Financial assets past due but not impaired | General Industries | Rest of Europe
Non performing Loans [line items]
Financial assets	24		26
Financial assets past due but not impaired | General Industries | America
Non performing Loans [line items]
Financial assets	42		58
Financial assets past due but not impaired | General Industries | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors
Non performing Loans [line items]
Financial assets	577	577	493
Financial assets past due but not impaired | Builders & Contractors | Retail Benelux
Non performing Loans [line items]
Financial assets		291	244
Financial assets past due but not impaired | Builders & Contractors | Netherlands
Non performing Loans [line items]
Financial assets	113		65
Financial assets past due but not impaired | Builders & Contractors | Belgium
Non performing Loans [line items]
Financial assets	181		187
Financial assets past due but not impaired | Builders & Contractors | Germany
Non performing Loans [line items]
Financial assets	2		2
Financial assets past due but not impaired | Builders & Contractors | Poland
Non performing Loans [line items]
Financial assets	135		86
Financial assets past due but not impaired | Builders & Contractors | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | Luxembourg
Non performing Loans [line items]
Financial assets	22		20
Financial assets past due but not impaired | Builders & Contractors | Rest of Europe
Non performing Loans [line items]
Financial assets	91		101
Financial assets past due but not impaired | Builders & Contractors | America
Non performing Loans [line items]
Financial assets	32		32
Financial assets past due but not impaired | Builders & Contractors | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Retail
Non performing Loans [line items]
Financial assets	395	395	244
Financial assets past due but not impaired | Retail | Retail Benelux
Non performing Loans [line items]
Financial assets		121	107
Financial assets past due but not impaired | Retail | Netherlands
Non performing Loans [line items]
Financial assets	51		31
Financial assets past due but not impaired | Retail | Belgium
Non performing Loans [line items]
Financial assets	82		85
Financial assets past due but not impaired | Retail | Germany
Non performing Loans [line items]
Financial assets	36		38
Financial assets past due but not impaired | Retail | Poland
Non performing Loans [line items]
Financial assets	52		26
Financial assets past due but not impaired | Retail | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Retail | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Retail | France
Non performing Loans [line items]
Financial assets	2		18
Financial assets past due but not impaired | Retail | Luxembourg
Non performing Loans [line items]
Financial assets			1
Financial assets past due but not impaired | Retail | Rest of Europe
Non performing Loans [line items]
Financial assets	14		13
Financial assets past due but not impaired | Retail | America
Non performing Loans [line items]
Financial assets	149		22
Financial assets past due but not impaired | Retail | Asia
Non performing Loans [line items]
Financial assets	7		7
Financial assets past due but not impaired | Retail | Australia
Non performing Loans [line items]
Financial assets			2
Financial assets past due but not impaired | Retail | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities
Non performing Loans [line items]
Financial assets	348	348	401
Financial assets past due but not impaired | Utilities | Retail Benelux
Non performing Loans [line items]
Financial assets		12	7
Financial assets past due but not impaired | Utilities | Netherlands
Non performing Loans [line items]
Financial assets	14		6
Financial assets past due but not impaired | Utilities | Belgium
Non performing Loans [line items]
Financial assets	5		6
Financial assets past due but not impaired | Utilities | Germany
Non performing Loans [line items]
Financial assets			26
Financial assets past due but not impaired | Utilities | Poland
Non performing Loans [line items]
Financial assets	21		23
Financial assets past due but not impaired | Utilities | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | Rest of Europe
Non performing Loans [line items]
Financial assets	18		17
Financial assets past due but not impaired | Utilities | America
Non performing Loans [line items]
Financial assets	153		194
Financial assets past due but not impaired | Utilities | Asia
Non performing Loans [line items]
Financial assets	138		129
Financial assets past due but not impaired | Utilities | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals
Non performing Loans [line items]
Financial assets	233	233	310
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Retail Benelux
Non performing Loans [line items]
Financial assets		97	115
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Netherlands
Non performing Loans [line items]
Financial assets	31		51
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Belgium
Non performing Loans [line items]
Financial assets	77		100
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Germany
Non performing Loans [line items]
Financial assets	13		2
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Poland
Non performing Loans [line items]
Financial assets	25		15
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | United Kingdom
Non performing Loans [line items]
Financial assets			14
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | France
Non performing Loans [line items]
Financial assets	64		100
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Rest of Europe
Non performing Loans [line items]
Financial assets	11		28
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | America
Non performing Loans [line items]
Financial assets	12
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom
Non performing Loans [line items]
Financial assets	390	390	303
Financial assets past due but not impaired | Telecom | Retail Benelux
Non performing Loans [line items]
Financial assets		9	12
Financial assets past due but not impaired | Telecom | Netherlands
Non performing Loans [line items]
Financial assets	12		24
Financial assets past due but not impaired | Telecom | Belgium
Non performing Loans [line items]
Financial assets	1		1
Financial assets past due but not impaired | Telecom | Germany
Non performing Loans [line items]
Financial assets	28
Financial assets past due but not impaired | Telecom | Poland
Non performing Loans [line items]
Financial assets	3		3
Financial assets past due but not impaired | Telecom | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | Rest of Europe
Non performing Loans [line items]
Financial assets	13
Financial assets past due but not impaired | Telecom | America
Non performing Loans [line items]
Financial assets	56		5
Financial assets past due but not impaired | Telecom | Asia
Non performing Loans [line items]
Financial assets	277		270
Financial assets past due but not impaired | Telecom | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Other
Non performing Loans [line items]
Financial assets	748	748	753
Financial assets past due but not impaired | Other | Retail Benelux
Non performing Loans [line items]
Financial assets		€ 270	260
Financial assets past due but not impaired | Other | Netherlands
Non performing Loans [line items]
Financial assets	28		40
Financial assets past due but not impaired | Other | Belgium
Non performing Loans [line items]
Financial assets	239		232
Financial assets past due but not impaired | Other | Germany
Non performing Loans [line items]
Financial assets	42		48
Financial assets past due but not impaired | Other | Poland
Non performing Loans [line items]
Financial assets	55		38
Financial assets past due but not impaired | Other | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Other | United Kingdom
Non performing Loans [line items]
Financial assets	2		50
Financial assets past due but not impaired | Other | France
Non performing Loans [line items]
Financial assets	1
Financial assets past due but not impaired | Other | Luxembourg
Non performing Loans [line items]
Financial assets	6		10
Financial assets past due but not impaired | Other | Rest of Europe
Non performing Loans [line items]
Financial assets	23		79
Financial assets past due but not impaired | Other | America
Non performing Loans [line items]
Financial assets	46		75
Financial assets past due but not impaired | Other | Asia
Non performing Loans [line items]
Financial assets	128		130
Financial assets past due but not impaired | Other | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Other | Africa
Non performing Loans [line items]
Financial assets	€ 179		€ 51